Focus Morningstar Health Care Index ETF (Prospectus Summary) | Focus Morningstar Health Care Index ETF
FOCUS MORNINGSTAR HEALTH CARE INDEX ETF
Investment Objective
The Focus Morningstar Health Care Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Health Care Index (the
"Underlying Index"). The Underlying Index is a subset of the Morningstar US
Market Index and consist of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Focus Morningstar Health Care Index ETF
Management Fees		0.19%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example (USD $)	Focus Morningstar Health Care Index ETF
Expense Example, With Redemption, 1 Year	19
Expense Example, With Redemption, 3 Years	61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies
The Morningstar Health Care Index is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted"
capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies that meet specific criteria developed by Morningstar, Inc. ("Morningstar") based on the standard industrial classification ("SIC") codes attributable to the industries covered by the Underlying Index. As of March 9, 2011, the Underlying
Index was comprised of 131 component securities with market capitalizations greater than $675.75 million that have a daily average traded volume of at least
1.81 million over the past three months. As of March 9, 2011, the total market capitalization of the Underlying Index was in excess of $1.59 trillion and the average market capitalization of the component securities of the Underlying
Index was $12.16 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying
Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.
Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act") and is subject to the risk that it will be more volatile than a diversified fund because the
Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying
Index.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Health Care Industry Risk. The Fund is subject to regulatory, competition and general industry risks faced by companies in the health care economic sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the health care economic sector include adverse effects from heavy dependence on patent protection, competition, regulation by the Food and Drug Administration, labor shortages, susceptibility to product obsolescence, and thin capitalization and limited product lines and markets.
Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Performance
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.